Warrants (Details) - Fair value assumptions of warrants (Warrant [Member])	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Risk-free interest rate	0.03%	0.13%	0.09%	0.08%
Expected remaining term	54 days	281 days	167 days	138 days
Expected volatility	103.32%	130.24%	95.39%	117.58%
Maximum [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Risk-free interest rate	1.03%	0.19%	1.36%	0.21%
Expected remaining term	3 years 146 days	1 year 69 days	3 years 292 days	1 year 211 days
Expected volatility	123.85%	131.31%	118.65%	131.42%